Segmental information	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Segmental information
5. Segmental information
The Group’s chief executive officer (CEO) is the Chief Operating Decision Maker (CODM) and monitors the operating results of its divisions separately for the purpose of making decisions about resource allocation and performance assessment.
The Group has the following divisions which are its reportable segments. These divisions offer different services and are managed separately by region.

Reportable segments	Operations
Rest of the World (“RoW”) Betting	Betting and gaming solutions
RoW Betting AV	Live streaming solutions for online, mobile and retail sports betting
United States	Sports entertainment, betting, gaming and Sports Solutions
All revenues included in the RoW Betting and RoW Betting AV segments are generated from customers outside the United States. In all other segments revenue includes various revenue streams, amongst others the media and Ad`s revenue for the rest of the world and integrity services.
No operating segments have been aggregated to form the above reportable operating segments.
Information related to each reportable segment is set out below. Adjusted EBITDA is used to measure performance because management believes that this information is the most relevant in evaluating the results of the respective segments relative to other entities that operate in the same industry. Adjusted EBITDA represents consolidated earnings before interest, tax, depreciation and amortization adjusted for impairment of intangible assets and financial assets, loss from loss of control of subsidiary, foreign exchange gains/losses, other finance income/costs and amortization of sport rights. Segment Adjusted EBITDA represents Adjusted EBITDA excluding unallocated corporate expenses.

	Year Ended December 31, 2019
in €‘000	RoW Betting	RoW Betting AV	United States	Total reportable segments	All other segments	Total
Segment revenue	224,734	102,740	22,869	350,343	30,060	380,403
Segment Adjusted EBITDA	129,233	25,724	(40,095)	114,862	(1,516)	113,346
Amortization of sport rights	(14,199)	(48,874)	(30,820)	(93,893)	—	(93,893)

	Year Ended December 31, 2020
in €‘000	RoW Betting	RoW Betting AV	United States	Total reportable segments	All other segments	Total
Segment revenue	234,991	105,892	34,407	375,290	29,634	404,924
Segment Adjusted EBITDA	118,676	26,759	(16,373)	129,062	(1,383)	127,679
Amortization of sport rights	(10,933)	(45,413)	(24,262)	(80,608)	—	(80,608)

	Year Ended December 31, 2021
in €‘000	RoW Betting	RoW Betting AV	United States	Total reportable segments	All other segments	Total
Segment revenue	309,357	140,162	71,700	521,219	39,983	561,202
Segment Adjusted EBITDA	176,987	39,246	(22,625)	193,608	(5,746)	187,862
Amortization of sport rights	(16,101)	(56,266)	(21,946)	(94,312)	—	(94,312)
Reconciliations of information on reportable segments to the amounts reported in the financial statements:

	December 31
in €‘000	2019	2020	2021
Segment Adjusted EBITDA	113,346	127,679	187,862
Unallocated corporate expenses (1)	(50,153)	(50,811)	(85,849)
Share based compensation	—	(2,327)	(15,431)
Foreign currency gains (losses), net	(1,535)	13,806	5,437
Finance income	4,334	8,517	5,297
Finance costs	(13,462)	(16,658)	(32,540)
Impairment of intangibles assets	(39,482)	(26,184)	—
Depreciation and amortization	(112,803)	(106,229)	(129,375)
Amortization of sport rights	93,893	80,608	94,312
Loss from loss of control of subsidiary	(2,825)	—	—
Impairment of equity-accounted investee	—	(4,578)	—
Impairment loss on other financial assets	(1,558)	(1,698)	(5,889)

Net income (loss) before tax	(10,245)	22,125	23,824

1)	Unallocated corporate expenses primarily consists of salaries and wages for management, legal, human resources, finance, office, technology and other costs not allocated to the segments.
Geographic information
The geographic information analyzes the Group’s revenue and
non-current
assets by the Group’s country of domicile and other countries. In presenting the geographic information, revenue has been based on the geographic location of customers and assets were based on the geographic location of the entity that holds the assets.

Revenue	Years Ended December 31,
in €‘000	2019	2020	2021
United Kingdom	61,495	58,387	68,688
Malta	49,101	52,674	70,529
US	22,126	30,619	67,093
Switzerland	6,100	5,013	7,397
Other countries *)	241,581	258,231	347,495

Total	380,403	404,924	561,202

*)	No individual country represented more than 10% of the total.

Non-current assets	December 31,
in €‘000	2020	2021
Switzerland	279,352	515,060
Germany	65,136	62,822
United States	12,879	235,935
Other countries *)	32,569	76,933

Total	389,936	890,750

*)	No individual country represented more than 10% of the total.
Non-current
assets exclude deferred tax assets and other financial assets.
Major customer
The Group did not have any individual customer that accounted for more than 10% of revenue during the year ended December 31, 2020 and 2021. The Group had one customer that accounted for more than 10% of revenue amounting to €39,390 for the year ended December 31, 2019, arising from the Group’s RoW Betting AV (73%) and RoW Betting (27%) segments.